Consolidated Balance Sheet (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Equity:
Limited partners capital account units outstanding	362,556,333	361,619,888
Class D Partners Capital Account Units Outstanding	21,574,035	0